ING Series Fund, Inc.

ING Global Target Payment Fund

Class I and W Prospectus dated February 27, 2009

Supplement dated May 22, 2009

Effective immediately, the first bullet in the section entitled “Shareholder Guide – Systematic Withdrawal Plan” on page 23 of the Class I and Class W Prospectus is hereby deleted and replace with the following:

•                  Your account must have a current value of at least $25,000 for Class I shares or $10,000 for Class W shares.

Please retain this Supplement with your prospectus for future reference.